Leases - Summary of Balance Sheet Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Assets:
Operating lease	$ 3,273	$ 2,210
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssetsMember
Liabilities:
Operating lease	$ 3,273	$ 2,210
Operating Lease, Liability, Statement of Financial Position [Extensible List]	civb:AccruedExpensesAndOtherLiabilitiesMember